UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500 Index® Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$858,528,371
Cash	164,264
Collateral for securities loaned	32,583,975
Dividends receivable	913,486
Subscriptions receivable	1,152,340
Receivable for investments sold	539,225

Total assets	893,881,661

LIABILITIES:
Due to investment adviser	412,241
Payable upon return of securities loaned	32,583,975
Redemptions payable	3,714,381
Payable for investments purchased	1,273,682
Variation margin on futures contracts	14,960

Total liabilities	37,999,239

NET ASSETS	$855,882,422

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$6,068,882
Additional paid-in capital	623,948,051
Net unrealized appreciation on investments and futures contracts	219,721,332
Undistributed net investment income	124,614
Accumulated net realized gain on investments and futures contracts	6,019,543

NET ASSETS	$855,882,422

NET ASSET VALUE PER OUTSTANDING SHARE	$14.10
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	60,688,817

(1) Cost of investments in securities:	$638,772,479
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$273,493
Income from securities lending	28,609
Dividends	7,641,688

Total income	7,943,790

EXPENSES:
Management fees	2,424,283

NET INVESTMENT INCOME	5,519,507

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,057,810
Net realized gain on futures contracts	337,155
Change in net unrealized appreciation on investments	41,922,174
Change in net unrealized depreciation on futures contracts	(45,760)

Net realized and unrealized gain on investments and futures contracts	47,271,379

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,790,886
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,519,507	$9,786,235
Net realized gain on investments	5,057,810	17,411,922
Net realized gain on futures contracts	337,155	765,676
Change in net unrealized appreciation on investments	41,922,174	73,299,225
Change in net unrealized appreciation (depreciation) on futures contracts	(45,760)	118,485

Net increase in net assets resulting from operations	52,790,886	101,381,543

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,398,032)	(9,682,576)
From net realized gains	0	(18,062,958)

Total distributions	(5,398,032)	(27,745,534)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	195,256,726	305,871,888
Reinvestment of distributions	5,398,032	27,745,534
Redemptions of shares	(164,957,791)	(329,671,049)

Net increase in net assets resulting from share transactions	35,696,967	3,946,373

Total increase in net assets	83,089,821	77,582,382

NET ASSETS:
Beginning of period	772,792,601	695,210,219

End of period (1)	$855,882,422	$772,792,601
	0	0
OTHER INFORMATION:
SHARES:
Sold	14,246,640	24,247,081
Issued in reinvestment of distributions	383,110	2,123,921
Redeemed	(12,018,381)	(26,257,828)

Net increase	2,611,369	113,174

(1) Including undistributed net investment income	$124,614	$3,139
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM S&P 500 INDEX® PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
	Six Months Ended		Year Ended December 31,			Period Ended December 31,
	June 30, 2007		2006	2005	2004	2003 +
	UNAUDITED
Net Asset Value, Beginning of Period	$13.31		$11.99	$11.77	$10.91	$10.00
Income from Investment Operations
Net investment income	0.09		0.17	0.15	0.16	0.03
Net realized and unrealized gain	0.79		1.64	0.35	0.95	0.92

Total Income From Investment Operations	0.88		1.81	0.50	1.11	0.95

Less Distributions

From net investment income	(0.09)		(0.17)	(0.15)	(0.16)	(0.03)
From net realized gains	0.00		(0.32)	(0.13)	(0.09)	(0.01)

Total Distributions	(0.09)		(0.49)	(0.28)	(0.25)	(0.04)

Net Asset Value, End of Period	$14.10		$13.31	$11.99	$11.77	$10.91

Total Return	6.61%	w	15.21%	4.27%	10.24%	9.46%	w

Net Assets, End of Period ($000)	$855,882		$772,793	$695,210	$671,325	$615,867

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	*

Ratio of Net Investment Income to Average Net Assets	1.36%	*	1.36%	1.28%	1.43%	1.20%	*

Portfolio Turnover Rate	3.26%	w	10.72%	9.97%	9.31%	4.17%	w
+	The portfolio commenced operations on September 8, 2003.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX (R) PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.62%
49,916 Boeing Co	4,799,923
25,670 General Dynamics Corp	2,007,907
7,932 Goodrich Corp	472,430
49,433 Honeywell International Inc	2,782,089
7,923 L-3 Communications Holdings Inc	771,621
22,503 Lockheed Martin Corp	2,118,207
21,883 Northrop Grumman Corp	1,704,029
8,730 Precision Castparts Corp	1,059,473
28,139 Raytheon Co	1,516,411
10,611 Rockwell Collins Inc	749,561
63,042 United Technologies Corp	4,471,569
$22,453,220

AGRICULTURE --- 0.43%
41,379 Archer-Daniels-Midland Co	1,369,231
34,457 Monsanto Co	2,327,226
$3,696,457

AIR FREIGHT --- 0.91%

10,850 CH Robinson Worldwide Inc ^^	569,842
19,514 FedEx Corp	2,165,469
3,872 Ryder System Inc	208,314
67,139 United Parcel Service Inc Class B	4,901,147
$7,844,772

AIRLINES --- 0.09%
49,501 Southwest Airlines Co ^^	738,060
$738,060

AUTO PARTS & EQUIPMENT --- 0.22%
13,076 Goodyear Tire & Rubber Co*	454,522
12,508 Johnson Controls Inc	1,448,051
$1,902,573

AUTOMOBILES --- 0.29%
119,192 Ford Motor Co ^^	1,122,789
35,866 General Motors Corp ^^	1,355,735
$2,478,524

BANKS --- 5.34%
34,395 BB&T Corp	1,399,189
281,337 Bank of America Corp (1)	13,754,566
9,886 Comerica Inc	587,920
12,132 Commerce Bancorp Inc ^^	448,763
8,347 Compass Bancshares Inc	575,776
34,873 Fifth Third Bancorp	1,386,899
7,973 First Horizon National Corp ^^	310,947
23,197 Huntington Bancshares Inc	527,500
24,866 KeyCorp	853,650
4,804 M&T Bank Corp	513,548
16,430 Marshall & Ilsley Corp	782,561

36,497 National City Corp ^^	1,216,080
21,864 PNC Financial Services Group ^^	1,565,025
44,673 Regions Financial Corp	1,478,676
22,607 SunTrust Banks Inc	1,938,324
20,726 Synovus Financial Corp	636,288
110,224 US Bancorp	3,631,881
121,302 Wachovia Corp	6,216,728
211,725 Wells Fargo & Co	7,446,368
6,971 Zions Bancorp	536,140
$45,806,829

BIOTECHNOLOGY --- 1.44%
73,512 Amgen Inc*	4,064,478
11,632 Applera Corp - Applied Biosystems Group	355,241
18,095 Biogen Idec Inc*	968,083
24,086 Celgene Corp*	1,380,850
16,665 Genzyme Corp*	1,073,226
59,208 Gilead Sciences Inc	2,295,494
3,420 Millipore Corp ^^*	256,808
7,589 PerkinElmer Inc	197,769
26,747 Thermo Fisher Scientific Inc*	1,383,355
6,398 Waters Corp*	379,785
$12,355,089

BROADCAST/MEDIA --- 1.12%
46,432 CBS Corp	1,547,114
31,464 Clear Channel Communications Inc	1,189,968
197,287 Comcast Corp	5,547,710
48,872 DIRECTV Group Inc*	1,129,432
5,280 EW Scripps Co	241,243
$9,655,467

BUILDING MATERIALS --- 0.24%
11,153 American Standard Cos Inc	657,804
23,939 Masco Corp	681,543
6,041 Vulcan Materials Co	691,936
$2,031,283

CHEMICALS --- 1.32%
13,732 Air Products & Chemicals Inc	1,103,641
3,541 Ashland Inc	226,447
60,432 Dow Chemical Co	2,672,303
58,557 EI du Pont de Nemours & Co	2,977,038
5,337 Eastman Chemical Co	343,329
11,109 Ecolab Inc	474,354
7,391 Hercules Inc*	145,233
4,923 International Flavors & Fragrances Inc	256,685
10,405 PPG Industries Inc	791,925
20,201 Praxair Inc	1,454,270
9,022 Rohm & Haas Co ^^	493,323
8,324 Sigma-Aldrich Corp	355,185
$11,293,733

COMMUNICATIONS – EQUIPMENT --- 2.52%
28,512 Avaya Inc*	480,142
5,413 CIENA Corp*	195,572
384,881 Cisco Systems Inc*	10,718,936
99,700 Corning Inc*	2,547,335
13,385 JDS Uniphase Corp ^^	179,761
146,730 Motorola Inc	2,597,121
105,660 QUALCOMM Inc	4,584,587
27,744 Tellabs Inc*	298,525
$21,601,979

COMPUTER HARDWARE & SYSTEMS --- 3. 89%
54,835 Apple Computer Inc*	6,692,063
144,006 Dell Inc*	4,111,371
133,029 EMC Corp*	2,407,825
166,021 Hewlett-Packard Co	7,407,857
86,600 International Business Machines Corp	9,114,650
5,991 Lexmark International Group Inc Class A ^^*	295,416
11,406 NCR Corp*	599,271
23,520 Network Appliance Inc*	686,784
10,076 QLogic Corp*	167,765
14,468 Sandisk Corp*	708,064
226,337 Sun Microsystems Inc*	1,190,533
$33,381,599

COMPUTER SOFTWARE & SERVICES --- 4.82%
37,271 Adobe Systems Inc*	1,496,431
14,654 Autodesk Inc*	689,910
12,924 BMC Software Inc*	391,597
26,073 CA Inc ^^	673,466
11,445 Citrix Systems Inc*	385,353
9,115 Cognizant Technology Solutions Corp*	684,445
19,082 Compuware Corp*	226,313
19,656 Electronic Arts Inc*	930,122
13,826 Google Inc*	7,236,252
21,718 Intuit Inc	653,277
35,894 Juniper Networks Inc*	903,452
533,711 Microsoft Corp (1)	15,728,463
22,074 Novell Inc*	171,956
250,940 Oracle Corp*	4,946,027
57,120 Symantec Corp*	1,153,824
22,040 Unisys Corp*	201,446
15,538 VeriSign Inc*	493,021

76,666 Yahoo! Inc*	2,079,949
71,757 eBay Inc*	2,309,140
$41,354,444

CONGLOMERATES --- 3.97%
45,661 3M Co	3,962,918
652,216 General Electric Co (1)	24,966,828
7,959 Textron Inc	876,365
125,678 Tyco International Ltd	4,246,660
$34,052,771

CONTAINERS --- 0.18%
6,472 Ball Corp	344,116
6,626 Bemis Co Inc	219,851
8,261 Pactiv Corp*	263,443
10,240 Sealed Air Corp	317,645
6,709 Temple-Inland Inc	412,805
$1,557,860

COSMETICS & PERSONAL CARE --- 0.16%
27,821 Avon Products Inc	1,022,422
7,480 Estee Lauder Cos	340,415
$1,362,837

DISTRIBUTORS --- 0.26%
10,802 Genuine Parts Co	535,779
39,170 SYSCO Corp	1,292,218
4,502 WW Grainger Inc	418,911
$2,246,908

ELECTRIC COMPANIES --- 2.56%
10,505 Allegheny Energy Inc*	543,529

13,077 Ameren Corp	640,904
25,275 American Electric Power Co Inc	1,138,386
20,336 CenterPoint Energy Inc	353,846
17,151 Consolidated Edison Inc ^^	773,853
11,157 DTE Energy Co ^^	537,991
22,212 Dominion Resources Inc	1,917,118
20,656 Edison International	1,159,215
12,513 Entergy Corp	1,343,271
42,643 Exelon Corp	3,095,882
25,766 FPL Group Inc	1,461,963
19,329 FirstEnergy Corp	1,251,166
4,801 Integrys Energy Group Inc	243,555
22,287 PG&E Corp	1,009,601
24,414 PPL Corp	1,142,331
6,357 Pinnacle West Capital Corp ^^	253,326
16,115 Progress Energy Inc	734,683
47,663 Southern Co	1,634,364
13,279 TECO Energy Inc	228,133
29,109 TXU Corp	1,959,036
25,914 Xcel Energy Inc	530,460
$21,952,613

ELECTRONIC INSTRUMENTS & EQUIP --- 0.81%
25,092 Agilent Technologies Inc*	964,536
11,600 Cooper Industries Inc	662,244
50,414 Emerson Electric Co	2,359,375
4,130 Harman International Industries Inc	482,384
11,357 Jabil Circuit Inc	250,649
14,230 MEMC Electronic Materials Inc*	869,738
9,005 Molex Inc ^^	270,240
10,000 Rockwell Automation Inc ^^	694,400
57,309 Solectron Corp*	210,897

5,174 Tektronix Inc ^^	174,571
$6,939,034

ELECTRONICS – SEMICONDUCTOR --- 2.54%
34,895 Advanced Micro Devices Inc ^^*	498,999
22,500 Altera Corp	497,925
20,738 Analog Devices Inc	780,578
87,607 Applied Materials Inc	1,740,751
29,492 Broadcom Corp Class A*	862,641
368,322 Intel Corp	8,751,331
12,149 KLA-Tencor Corp	667,588
48,831 LSI Logic Corp*	366,721
16,089 Linear Technology Corp ^^	582,100
20,328 Maxim Integrated Products Inc	679,158
47,944 Micron Technology Inc ^^*	600,738
23,001 NVIDIA Corp*	950,171
17,679 National Semiconductor Corp	499,785
8,002 Novellus Systems Inc*	227,017
12,027 Teradyne Inc ^^*	211,435
90,891 Texas Instruments Inc	3,420,228
18,877 Xilinx Inc	505,337
$21,842,503

ENGINEERING & CONSTRUCTION --- 0.07%
5,591 Fluor Corp ^^	622,670
$622,670

FINANCIAL SERVICES --- 6.06%
14,913 Ameriprise Financial Inc	948,019
47,922 Bank of New York Co Inc	1,985,888
12,155 CIT Group Inc	666,459
2,252 Chicago Mercantile Exchange ^^	1,203,379

313,578 Citigroup Inc (1)	16,083,416
37,617 Countrywide Financial Corp	1,367,378
61,684 Fannie Mae (nonvtg)	4,029,816
5,613 Federated Investors Inc Class B	215,146
10,451 Franklin Resources Inc	1,384,444
41,937 Freddie Mac	2,545,576
30,710 Hudson City Bancorp Inc ^^	375,276
216,569 JPMorgan Chase & Co	10,492,768
11,752 Janus Capital Group Inc	327,176
8,337 Legg Mason Inc	820,194
5,266 MGIC Investment Corp	299,425
26,393 Mellon Financial Corp	1,161,292
14,582 Moody's Corp	907,000
11,958 Northern Trust Corp	768,182
16,980 Principal Financial Group	989,764
22,883 Sovereign Bancorp Inc ^^	483,747
25,122 State Street Corp	1,718,345
16,842 T Rowe Price Group Inc	873,931
56,363 Washington Mutual Inc	2,403,318
$52,049,939

FOOD & BEVERAGES --- 3.34%
48,170 Anheuser-Busch Co Inc	2,512,547
5,001 Brown-Forman Corp ^^	365,473
13,749 Campbell Soup Co	533,599
127,403 Coca-Cola Co	6,664,451
17,683 Coca-Cola Enterprises Inc ^^	424,392
31,569 ConAgra Foods Inc	847,943
12,247 Constellation Brands Inc ^^*	297,357
8,236 Dean Foods Co ^^	262,481
21,963 General Mills Inc	1,283,078
20,596 HJ Heinz Co	977,692

10,867 Hershey Co	550,088
15,880 Kellogg Co	822,425
101,686 Kraft Foods Inc	3,584,432
8,249 McCormick & Co Inc	314,947
3,001 Molson Coors Brewing Co Class B	277,472
8,340 Pepsi Bottling Group Inc	280,891
103,271 PepsiCo Inc	6,697,124
46,568 Sara Lee Corp	810,283
16,020 Tyson Foods Inc Class A	369,101
13,672 Wm Wrigley Jr Co ^^	756,198
$28,631,974

GOLD, METALS & MINING --- 1.08%

55,121 Alcoa Inc	2,234,054
6,479 Allegheny Technologies Inc	679,518
11,540 CONSOL Energy Inc	532,109
23,804 Freeport -McMoRan Copper & Gold	1,971,447
28,597 Newmont Mining Corp	1,116,999
19,127 Nucor Corp	1,121,799
16,793 Peabody Energy Corp	812,445
7,505 United States Steel Corp	816,169
$9,284,540

HEALTH CARE RELATED --- 2.24%
32,737 Aetna Inc	1,617,208
12,116 AmericsourceBergen Corp	599,379
18,240 CIGNA Corp	952,493
24,382 Cardinal Health Inc	1,722,344
9,910 Coventry Health Care Inc*	571,312
17,280 Express Scripts Inc Class A	864,173
10,653 Humana Inc*	648,874

12,438 IMS Health Inc	399,633
7,461 Laboratory Corp of America Holdings*	583,898
4,637 Manor Care Inc	302,750
18,732 McKesson Corp	1,117,176
17,761 Medco Health Solutions Inc*	1,385,180
8,815 Patterson Cos Inc*	328,535
10,018 Quest Diagnostics Inc ^^	517,430
29,980 Tenet Healthcare Corp ^^*	195,170
84,950 UnitedHealth Group Inc	4,344,343
38,904 WellPoint Inc*	3,105,706
$19,255,604

HOMEBUILDING --- 0.17%
7,570 Centex Corp ^^	303,557
17,323 DR Horton Inc	345,247
4,867 KB Home	191,614
8,825 Lennar Corp	322,642
13,459 Pulte Homes Inc ^^	302,155
$1,465,215

HOTELS/MOTELS --- 0.52%
28,043 Carnival Corp ^^	1,367,657
24,707 Hilton Hotels Corp	826,943
20,813 Marriott International Inc Class A	899,954
13,641 Starwood Hotels & Resorts Worldwide Inc	914,902
11,558 Wyndham Worldwide Corp*	419,093
$4,428,549

HOUSEHOLD GOODS --- 2.31%
4,185 Black & Decker Corp	369,577
9,617 Clorox Co	597,216

32,426 Colgate-Palmolive Co	2,102,826
9,681 Fortune Brands Inc	797,424
28,913 Kimberly-Clark Corp	1,933,991
11,223 Leggett & Platt Inc ^^	247,467
17,676 Newell Rubbermaid Inc	520,205
199,631 Procter & Gamble Co (1)	12,215,421
3,671 Snap-on Inc	185,422
5,283 Stanley Works	320,678
5,010 Whirlpool Corp	557,112
$19,847,339

INSURANCE RELATED --- 4.56%
20,641 ACE Ltd	1,290,475
31,006 AFLAC Inc	1,593,708
38,510 Allstate Corp	2,368,750
6,462 Ambac Financial Group Inc ^^	563,422
164,460 American International Group Inc (1)	11,517,134
18,615 Aon Corp	793,185
6,290 Assurant Inc ^^	370,607
25,451 Chubb Corp	1,377,917
10,884 Cincinnati Financial Corp	472,366
26,515 Genworth Financial Inc	912,116
20,073 Hartford Financial Services Group Inc	1,977,391
17,163 Lincoln National Corp	1,217,715
28,257 Loews Corp	1,440,542
8,296 MBIA Inc	516,177
35,206 Marsh & McLennan Cos Inc	1,087,161
47,014 MetLife Inc	3,031,463
46,673 Progressive Corp	1,116,885
29,645 Prudential Financial Inc	2,882,383
6,736 SAFECO Corp ^^	419,383
6,051 Torchmark Corp ^^	405,417

42,097 Travelers Cos Inc	2,252,190
21,730 Unum Group	567,370
11,794 XL Capital Ltd Class A	994,116
$39,167,873

INVESTMENT BANK/BROKERAGE FIRM --- 2.48%
7,547 Bear Stearns Co Inc	1,056,580
64,141 Charles Schwab Corp	1,316,173
27,059 E*TRADE Financial Corp*	597,733
25,896 Goldman Sachs Group Inc	5,612,958
33,772 Lehman Brothers Holdings Inc	2,516,689
55,205 Merrill Lynch & Co Inc	4,614,034
66,819 Morgan Stanley	5,604,778
$21,318,945

LEISURE & ENTERTAINMENT --- 2.12%
5,722 Brunswick Corp ^^	186,709
16,333 Harley-Davidson Inc	973,610
11,841 Harrah's Entertainment Inc	1,009,564
10,098 Hasbro Inc ^^	317,178
21,072 International Game Technology	836,558
24,934 Mattel Inc	630,581
147,654 News Corp	3,131,741
239,980 Time Warner Inc	5,049,179
43,688 Viacom Inc Class B*	1,818,731
125,626 Walt Disney Co	4,288,872
$18,242,723

MACHINERY --- 1.68%
40,596 Caterpillar Inc	3,178,667
6,611 Cummins Inc	669,099
15,093 Danaher Corp	1,139,522

14,264 Deere & Co	1,722,235
12,961 Dover Corp	662,955
9,289 Eaton Corp	863,877
11,522 ITT Corp	786,722
26,122 Illinois Tool Works Inc	1,415,551
19,122 Ingersoll-Rand Co	1,048,268
15,740 PACCAR Inc	1,370,010
7,776 Pall Corp	357,618
7,342 Parker-Hannifin Corp ^^	718,855
6,540 Terex Corp*	531,702
$14,465,081

MEDICAL PRODUCTS --- 1.63%
3,442 Bausch & Lomb Inc ^^	239,012
41,302 Baxter International Inc	2,326,955
15,531 Becton Dickinson & Co	1,157,060
15,558 Biomet Inc	711,312
75,221 Boston Scientific Corp*	1,153,890
6,548 CR Bard Inc	541,061
9,875 Hospira Inc*	385,520
73,008 Medtronic Inc	3,786,195
21,447 St Jude Medical Inc*	889,836
18,930 Stryker Corp	1,194,294
8,080 Varian Medical Systems Inc*	343,481
15,012 Zimmer Holdings Inc*	1,274,369
$14,002,985

OFFICE EQUIPMENT & SUPPLIES --- 0.25%
5,805 Avery Dennison Corp	385,916
13,925 Pitney Bowes Inc	651,969
59,416 Xerox Corp*	1,098,008
$2,135,893

OIL & GAS --- 10.48%
29,411 Anadarko Petroleum Corp	1,529,078
20,992 Apache Corp	1,712,737
18,596 BJ Services Co	528,870
20,311 Baker Hughes Inc	1,708,764
25,956 Chesapeake Energy Corp	898,078
136,253 Chevron Corp (1)	11,477,953
103,613 ConocoPhillips	8,133,621
28,203 Devon Energy Corp	2,208,013
9,450 ENSCO International Inc	576,545
15,511 EOG Resources	1,133,234
44,390 El Paso Corp	764,840
357,125 Exxon Mobil Corp (1)	29,955,476
57,943 Halliburton Co	1,999,034
17,298 Hess Corp	1,019,890
43,500 Marathon Oil Corp	2,608,260
11,923 Murphy Oil Corp	708,703
17,847 Nabors Industries Ltd*	595,733
11,260 National-Oilwell Inc*	1,173,742
8,501 Noble Corp	829,018
52,860 Occidental Petroleum Corp	3,059,537
7,009 Rowan Cos Inc ^^	287,229
74,715 Schlumberger Ltd	6,346,292
12,714 Smith International Inc	745,549
40,054 Spectra Energy Corp	1,039,802
7,698 Sunoco Inc	613,377
18,270 Transocean Inc*	1,936,255
34,800 Valero Energy Corp	2,570,328
21,381 Weatherford International Ltd*	1,181,086
37,961 Williams Cos Inc	1,200,327
24,305 XTO Energy Inc	1,460,731

$90,002,102

PAPER & FOREST PRODUCTS --- 0.30%
27,612 International Paper Co	1,078,249
11,691 MeadWestvaco Corp	412,926
13,685 Weyerhaeuser Co	1,080,157
$2,571,332

PERSONAL LOANS --- 0.95%
75,350 American Express Co	4,609,913
26,201 Capital One Financial Corp	2,055,206
26,087 SLM Corp	1,502,089
$8,167,208

PHARMACEUTICALS -- 6.19%
97,652 Abbott Laboratories	5,229,265
19,496 Allergan Inc	1,123,749
6,958 Barr Laboratories Inc ^^*	349,500
124,767 Bristol-Myers Squibb Co	3,937,647
62,551 Eli Lilly & Co	3,495,350
20,150 Forest Laboratories Inc*	919,848
183,633 Johnson & Johnson	11,315,465
15,439 King Pharmaceuticals Inc ^^*	315,882
137,394 Merck & Co Inc	6,842,221
15,746 Mylan Laboratories Inc	286,420
444,924 Pfizer Inc (1)	11,376,707
94,412 Schering-Plough Corp	2,873,901
6,494 Watson Pharmaceuticals Inc ^^*	211,250
85,273 Wyeth	4,889,554
$53,166,759

PHOTOGRAPHY/IMAGING --- 0.06%
18,233 Eastman Kodak Co ^^	507,424
$507,424

POLLUTION CONTROL --- 0.17%
16,184 Allied Waste Industries Inc ^^*	217,837
32,799 Waste Management Inc	1,280,801
$1,498,638

PRINTING & PUBLISHING --- 0.43%
4,146 Dow Jones & Co Inc ^^	238,188
14,881 Gannett Co Inc	817,711
21,761 McGraw-Hill Cos Inc	1,481,489
2,471 Meredith Corp	152,214
9,119 New York Times Co ^^	231,623
13,949 RR Donnelley & Sons Co	606,921
5,349 Tribune Co	157,261
$3,685,407

RAILROADS --- 0.75%
22,582 Burlington Northern Santa Fe Corp	1,922,631
27,714 CSX Corp	1,249,347
24,925 Norfolk Southern Corp	1,310,307
17,168 Union Pacific Corp	1,976,895
$6,459,180

REAL ESTATE --- 1.23%
6,156 Apartment Investment & Management Co REIT ^^	310,386
14,134 Archstone-Smith Trust REIT	835,461
5,050 Avalonbay Communities Inc REIT ^^	600,344
7,546 Boston Properties Inc REIT	770,673
11,886 CB Richard Ellis Group Inc ^^*	433,839

7,920 Developers Diversified Realty Corp REIT	417,463
18,433 Equity Residential REIT	841,098
15,600 General Growth Properties Inc REIT	834,132
33,090 Host Hotel & Resorts Inc REIT ^^	765,041
14,374 Kimco Realty Corp REIT	547,218
11,207 Plum Creek Timber Co Inc REIT	466,884
16,270 ProLogis Trust REIT	925,763
7,788 Public Storage Inc REIT	598,274
14,159 Simon Property Group Inc REIT	1,317,353
8,285 Vornado Realty Trust REIT	910,024
$10,573,953

RESTAURANTS --- 0.79%
8,967 Darden Restaurants Inc	394,458
75,690 McDonald's Corp	3,842,024
46,954 Starbucks Corp*	1,232,073
5,525 Wendy's International Inc	203,044
33,218 Yum! Brands Inc	1,086,893
$6,758,492

RETAIL --- 5.41%
5,600 Abercrombie & Fitch Co	408,688
19,721 Amazon.com Inc ^^*	1,349,114
9,570 AutoNation Inc ^^*	214,751
3,031 AutoZone Inc*	414,095
17,366 Bed Bath & Beyond Inc*	625,002
25,663 Best Buy Co Inc	1,197,692
6,939 Big Lots Inc ^^*	204,145
97,851 CVS Caremark Corp	3,566,669
8,758 Circuit City Stores Inc	132,071
28,320 Costco Wholesale Corp	1,657,286
3,859 Dillard's Inc ^^	138,654

19,957 Dollar General Corp	437,457
9,554 Family Dollar Stores Inc	327,893
33,610 Gap Inc	641,951
125,149 Home Depot Inc	4,924,613
13,844 IAC/InterActiveCorp*	479,141
14,261 JC Penney Co Inc	1,032,211
20,459 Kohl's Corp*	1,453,203
44,873 Kroger Co	1,262,277
21,690 Limited Brands Inc	595,391
95,407 Lowe's Cos Inc	2,928,041
29,138 Macy's Inc	1,159,110
14,228 Nordstrom Inc ^^	727,335
17,521 Office Depot Inc*	530,886
4,775 OfficeMax Inc	187,658
3,890 Polo Ralph Lauren Corp	381,648
8,587 RadioShack Corp ^^	284,573
13,174 SUPERVALU Inc	610,220
27,991 Safeway Inc ^^	952,534
5,225 Sears Holding Corp*	885,638
6,937 Sherwin-Williams Co ^^	461,102
45,336 Staples Inc	1,075,823
28,830 TJX Cos Inc	792,825
53,978 Target Corp	3,433,001
8,673 Tiffany & Co ^^	460,189
153,677 Wal-Mart Stores Inc	7,393,400
63,449 Walgreen Co	2,762,569
8,964 Whole Foods Market Inc ^^	343,321
$46,432,177

SHOES --- 0.16%
24,034 NIKE Inc Class B	1,400,942
$1,400,942

SPECIALIZED SERVICES --- 1.44%
6,292 Affiliated Computer Services Inc Class A*	356,882
8,868 Apollo Group Inc ^^*	518,157
35,075 Automatic Data Processing Inc	1,700,085
8,544 Cintas Corp	336,890
10,982 Computer Sciences Corp*	649,585
8,673 Convergys Corp*	210,234
32,250 Electronic Data Systems Corp	894,293
9,219 Equifax Inc ^^	409,508
10,370 Fidelity National Information Services Inc	562,884
47,818 First Data Corp	1,562,214
10,666 Fiserv Inc*	605,829
20,465 H&R Block Inc	478,267
29,718 Interpublic Group of Cos Inc ^^*	338,785
8,278 Monster Worldwide Inc*	340,226
20,966 Omnicom Group Inc	1,109,521
21,543 Paychex Inc	842,762
10,541 Robert Half International Inc	384,747
48,977 Western Union Co	1,020,191
$12,321,060

TELEPHONE & TELECOMMUNICATIONS --- 3.70%
21,898 ALLTEL Corp	1,479,210
390,865 AT&T Inc (1)	16,220,898
6,945 CenturyTel Inc	340,652
21,703 Citizens Communications Co	331,405
9,577 Embarq Corp	606,895
98,468 Qwest Communications International Inc ^^*	955,140
183,436 Sprint Nextel Corp	3,798,960
184,054 Verizon Communications	7,577,503
30,221 Windstream Corp ^^	446,062

$31,756,725

TEXTILES --- 0.24%
23,528 Coach Inc*	1,114,992
6,895 Jones Apparel Group Inc	194,784
6,622 Liz Claiborne Inc ^^	247,001
5,655 VF Corp	517,885
$2,074,662

TOBACCO --- 1.24%
133,333 Altria Group Inc	9,351,977
10,847 Reynolds American Inc ^^	707,224
10,152 UST Inc ^^	545,264
$10,604,465

UTILITIES --- 0.91%
42,316 AES Corp*	925,874
14,231 CMS Energy Corp ^^	244,773
11,460 Constellation Energy Group	998,968
79,839 Duke Energy Corp	1,461,054
25,496 Dynegy Inc Class A*	240,682
11,146 KeySpan Corp	467,909
2,855 NICOR Inc ^^	122,537
17,374 NiSource Inc	359,816
16,026 Public Service Enterprise Group Inc	1,406,762
10,934 Questar Corp	577,862
16,724 Sempra Energy	990,564
$7,796,801

TOTAL COMMON STOCK --- 98.69%	$847,245,212
(Cost $627,489,320)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

10,793,000 Federal Home Loan Bank	10,790,121
4.870 July 2, 2007
500,000 United States of America (1)	493,038
5.000 October 11, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.31%	$11,283,159
(Cost $11,283,159)

TOTAL MAXIM S&P 500 INDEX (R) --- 100%	$858,528,371
(Cost $638,772,479)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at June 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim S&P 500 Index® Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim S&P 500 Index® Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $62,284,715 and $26,243,632, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $639,859,361. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $235,790,872 and gross depreciation of securities in which there was an excess of tax cost over value of $17,121,862 resulting in net appreciation of $218,669,010.

5.	FUTURES CONTRACTS

As of June 30, 2007, the Portfolio had 33 open S&P 500 long futures contracts. The contracts expire in September 2007 and the Portfolio has recorded unrealized depreciation of $34,560.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $32,421,735 and received collateral of $32,583,975 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $321,804 for each period ending December 31, 2006 through 2011.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.         CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007